SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIFE (Details)	Mar. 31, 2026
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Computer equipment	3 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Computer equipment	5 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Computer equipment	5 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Computer equipment	3 years